Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 29, 2017 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6,

Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2017 (as revised April 10, 2017) (as supplemented thereafter)

Disclosure Relating to AllianzGI International Small-Cap Fund

Effective December 31, 2017, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund–Portfolio Managers” is hereby revised to remove all references to Frank Hansen as a portfolio manager of the Fund.

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds–Investment Manager.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 29, 2017

to the Statement of Additional Information

of Allianz Funds Multi-Strategy Trust

Dated February 1, 2017 (as revised December 22, 2017) (as supplemented thereafter)

Disclosure Relating to AllianzGI International Small-Cap Fund (the “Fund”)

Effective December 31, 2017, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Frank Hansen as a portfolio manager of the Fund.

Please retain this Supplement for future reference.